Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2012	$ 54,437	$ (19,002)	$ (1,171)	$ 34,264
Balance (in Shares) at Dec. 31, 2012	7,065,515
Net income		9,065		9,065
Other comprehensive income (loss), net of tax			(867)	(867)
Comprehensive income				8,198
Employee stock purchase plan	107			107
Employee stock purchase plan (in Shares)	16,547			16,547
Balance at Dec. 31, 2013	54,544	(9,937)	(2,038)	42,569
Balance (in Shares) at Dec. 31, 2013	7,082,062
Net income		3,737		3,737
Other comprehensive income (loss), net of tax			900	900
Comprehensive income				4,637
Employee stock purchase plan	99			99
Employee stock purchase plan (in Shares)	14,512			14,512
Balance at Dec. 31, 2014	$ 54,643	$ (6,200)	$ (1,138)	$ 47,305
Balance (in Shares) at Dec. 31, 2014	7,096,574